Risk Management	12 Months Ended
Dec. 31, 2018
Risk Management [Abstract]
Risk Management

3.    Risk Management

Risk management structure

The risk and capital management structure is made up of committees, which assist the Board of Directors, the CEO and the Board of Executive Officers in their strategic decision-making process.

The Organization has a committee known as the Integrated Risk Management and Capital Allocation Committee (COGIRAC), whose duty is to assure the fulfillment of the Organization's risk management processes and policies and advise the Board of Directors in performing its duties in risk management, capital and control.

This committee is assisted by the Capital Management Executive Committee, and Risk Management Executive Committees in managing a) Credit risk, b) Market and Liquidity risk, c) Operational and Social and Environmental risk and d) Grupo Bradesco Seguros and BSP Empreendimentos Imobiliários. In addition, it also has the support of the Products and Services Executive Committee and the Executive Committees in business areas, which, among other duties, suggest exposure thresholds to their respective risks and prepare mitigation plans to be submitted to the Integrated Risk Management and Capital Allocation Committee and the Board of Directors.

To comply with Resolution No. 4,557/17 of February 23, 2017, of the National Monetary Council (CMN), the Risk Committee was implemented in order to represent an advisory forum to the Board of Directors for the performance of its assignments related to risk and capital management, and the position of Chief Risk Officer (CRO) was formalized, which, among other responsibilities, exercises the supervision of the development, implementation and performance of the risk management structure, including its improvement, on independent basis and reporting to the Risk Committee, CEO and Board of Directors.

The Integrated Risk Control Department (DCIR), whose mission is to promote and to implementing risk control and capital allocation through robust practices and certification of existence, execution and effectiveness of controls which assure acceptable risk levels in the Organization's processes, independently, consistently, on a transparent and integrated manner. This Department is also responsible for complying with the Central Bank of Brazil rules for risk management activities.

Risk appetite

The risk appetite refers to the types and levels of risks that the Organization is willing to accept in the conduct of its business and purposes. The Risk Appetite Statement - RAS is an important instrument that summarizes the risk culture of the Organization, and guides the strategic and business plans, driving the budget planning and allowing Senior Management to optimize the allocation of capital at acceptable risk levels and types, considering the markets and the regulatory environment in which it operates.

At the same time, RAS emphasizes the existence of an efficient process of assignments in the operational risk management and in the performance of control functions, as well as for mitigation and disciplinary actions and processes of scheduling and reporting to Senior Management upon breach of the risk limits or control processes established.

The Risk Appetite Statement is reviewed on annual basis, or whenever necessary, by the Board of Directors and permanently monitored by forums of the Senior Management and business and control areas.

RAS reinforces the dissemination of the risk culture by disclosing the main aspects of risk appetite of the Organization to all its members.

For the many types of risks, whether measurable or not, the Organization established control approaches, observing the main global dimensions:

•      Capital: to maintain a proper capital level, even on prospective basis, to cover unexpected losses, situations of stress and business opportunities, in compliance with regulatory requirements, thus ensuring the soundness of the Organization;

•      Profitability: to remunerate its capital on sustainable basis, seeking to cover the remuneration expectation of its shareholders in relation to the risks assumed in their business;

•      Liquidity: to maintain diversified and low cost sources of funding through interconnected network and dynamic and proper segmentation to provide a cash structure compatible with the size of its obligations; thus, ensuring survival even in adverse scenarios;

•      Loan: to focus on domestic clients, on diversified and dispersed manner, in terms of products and segments, aiming at the security and quality of the portfolio, with guarantees consistent with the risks assumed, considering the amounts, purposes and terms of loans granted and maintaining proper levels of provisions and low levels of concentrations;

•      Market: to align the exposures to the strategic guidelines, with specific limits established on independent basis and with risks mapped, measured and classified as to the probability and magnitude; and

•      Operational: to provide assurance with regard to appropriately carrying out the Organization's business in accordance with laws regulations and policies, ensuring that processes are covered by controls that mitigate operational risks.

Stress Test Program

The risk management structure has a stress test program defined as a coordinated set of processes and routines, containing own methodologies, documentation and governance, whose principal purpose is to identify potential vulnerabilities of the institution. Stress tests are exercises of prospective evaluation of the potential impacts of adverse events and circumstances on capital, on liquidity or on the value of a portfolio of the Organization.

In the Program of Stress Tests, the scenarios are designed by the Department of Research and Economic Studies - DEPEC and discussed with the Business areas, Integrated Risk Control Department - DCIR, Department of Planning, Budgeting and Control - DPOC, among other areas. Both scenarios and results are discussed and approved by a specific Collegiate Body. Subsequently, they are submitted to the Executive Committee and Board of Directors, that, in addition to the scenarios and results of stress tests are also responsible for the approval of the program and guidelines to be followed.

Stress tests are used as a tool for managing risks: in its identification, measurement, evaluation, monitoring, control and mitigation of risks of the institution. The results of stress tests are used for evaluation of capital and liquidity levels of the institution, for preparation of the respective contingency plans, for evaluation of the capital adequacy and for the recovery plan. Similarly, the results are considered in the decisions related to strategic guidelines, definition of the levels and limits of risk appetite applied to the management of risks and capital, as well as in the definition of governance actions aimed at mitigation of risks identified by aligning them to the risk appetite of the Organization.

3.1.    Credit risk

Credit risk refers to the possibility of losses associated with the borrower's or counterparty's failure to comply with their financial obligations under the terms agreed, as well as the fall in value of loan agreements resulting from deterioration in the borrower's risk rating, the reduction in gains or remunerations, benefits granted to borrowers in renegotiations, recovery costs and other costs related to the counterparty's noncompliance with the financial obligations.

Credit risk management in the Organization is a continuous and evolving process of mapping, development, assessment and diagnosis through the use of models, instruments and procedures that require a high degree of discipline and control during the analysis of transactions in order to preserve the integrity and autonomy of the processes.

The Organization controls the exposure to credit risk which comprises mainly loans and advances, securities and derivatives. There is also the credit risk in financial obligations relating to commitments on loan or financial guarantees.

With the objective of not compromising the quality of the portfolio, all aspects inherent to credit concession, concentration, guarantee requirements and terms, among others, are observed.

The Organization continuously maps all the activities that could possibly generate exposure to credit risk, classifying them by their probability and magnitude, identifying their managers and mitigation plans.

Counterparty Credit Risk

The counterparty credit risk to which the Organization is exposed includes the possibility of losses due to the non-compliance by counterparties with their obligations relating to the settlement of financial asset trades, including the settlement of derivative financial instruments. Counterparty credit risk also includes the risk related to a downgrade in the counterparty's credit standing.

The Organization exercises complete control over its net position (the difference between purchase and sale agreements) and potential future exposures from operations where there is counterparty risk. Each counterparty's exposure to risk is treated in the same way and is part of general credit limits granted by the Organization's to its customers.

The Counterparty Credit Risk management covers the modeling and monitoring (i) of the consumption of the credit limit of the counterparties, (ii) of the portion of the adjustment at fair value of the portfolio of credit derivatives (CTF - Credit Value Adjustment) and (iii) of the respective regulatory and economic capital. The methodology adopted by the Organization establishes that the credit exposure of the portfolio to certain counterparty can be calculated based on the Replacement Cost (RC) of its operations in different scenarios of the financial market, which is possible through the Monte Carlo simulation process.

Regarding the forms of mitigating the Counterparty credit risk that the Organization is exposed to, the most usual is the composition of guarantees as margin deposits and disposal of public securities, which are made by the counterparty with the Organization or with other trustees, whose counterparty's risks are also appropriately evaluated.

Credit Concession

Under the responsibility of the Credit Department, lending procedures are based on the Organization's credit policy emphasizing the security, quality and liquidity of the lending. The process is guided by the risk management governance and complies with the rules of the Central Bank of Brazil.

The methodologies adopted value business agility and profitability, with targeted and appropriate procedures oriented to the granting of credit transactions and establishment of operating limits.

In the evaluation and classification of customers or economic groups, the quantitative (economic and financial indicators) and qualitative (personal data and behaviors) aspects associated with the customers capacity to honor their obligations are considered.

All business proposals are subject to operational limits, which are included in the Loan Guidelines and Procedures. At branches, the delegation of power to grant a loan depends on its size, the total exposure to the Organization, the guarantees offered, the level of restriction and their credit risk score/rating. Business proposals with risks beyond these limits are subject to technical analysis and approval of by the Credit Department.

In its turn, the Executive Credit Committee was created to decide, within its authority, on queries about the granting of limits or loans proposed by business areas, previously analyzed and with opinion from the Credit Department. According to the size of the operations/limits proposed, this Committee, may then submit the proposal for approval by the Board of Directors.

Loan proposals pass through an automated system with parameters set to provide important information for the analysis, granting and subsequent monitoring of loans, minimizing the risks inherent in the operations.

There are exclusive Credit and Behavior Scoring systems for the assignment of high volume, low principal loans in the Retail segment, meant to provide speed and reliability, while standardizing the procedures for loan analysis and approval.

Business is diversified wide-spread and aimed at individuals and companies with a proven payment capacity and solvency, seeking to support them with guarantees that are adequate to the risk assumed, considering the amounts, objectives and the maturities of loan granted.

Credit Risk Rating

The credit risk assessment methodology, in addition to providing data to establish the minimum parameters for lending and risk management, also enables the definition of Special Credit Rules and Procedures according to customer characteristics and size. Thus, the methodology provides the basis not only for the correct pricing of operations, but also for defining the appropriate guarantees.

The methodology used also follows the requirements established by CMN Resolution No. 4,327/14 and includes analysis of social and environmental risk in projects, aimed at evaluating customers' compliance with related laws and the Equator Principles, a set of rules that establish the minimum social and environmental criteria which must be met for lending.

In accordance with its commitment to the continuous improvement of methodologies, the credit risk rating of the Organization's economic groups/customers uses an eighteen-level scale, in which fourteen levels represent performing loan operations.

Risk ratings for economic groups (legal entities) are based on standardized statistical and judgmental procedures, and on quantitative and qualitative information. Classifications are carried out in a corporate manner and periodically monitored in order to preserve the quality of the credit portfolio.

For individuals, in general, credit ratings are based on personal data variables, such as income, assets, restrictions and indebtedness, in addition to the history of their relationship with the Organization, and statistical credit evaluation models.

The criteria regulated by Resolution No. 2,682 of the National Monetary Council are maintained for the constitution of the applicable provisions, according to the equivalence of the ratings shown in the table above.

The risk classification adopted on the basis of the customers' capacity of honoring their commitments is shown below:

	Internal Rating	Organization classification
1	AA1
2	AA2
3	AA3
4	A1
5	A2	Low risk
6	A3
7	B1
8	B2
9	B3
10	C1
11	C2
12	C3
13	C4	Medium risk
14	D
15	E
16	F	High risk
17	G
18	H

Credit-Risk Management Process

The credit risk management process is conducted in a corporation-wide manner. This process involves several areas with specific duties, ensuring an efficient structure. Credit risk measurement and control are conducted in a centralized and independent manner.

The credit risk monitoring area actively participates in improving the customer risk rating models, following up large risks by periodically monitoring major delinquencies and the provisioning levels for expected and unexpected losses.

This area continuously reviews the internal processes, including the roles and responsibilities and it training and requirements, as well as conducts periodical reviews of risk evaluation processes to incorporate new practices and methodologies.

Control and Monitoring

The credit risk of the Organization has its control and corporate follow-up performed in the credit risk area of the Integrated Risk Control Department - DCIR. The Department advises the Executive Committee on Credit Risk Management, where methodologies for measuring credit risk are discussed and formalized. Significant issues discussed in this committee are reported to the COGIRAC, which is subordinate to the Board of Directors.

In addition to committee meetings, the area holds monthly meetings with all product and segment executives and officers, with a view to inform them about the evolution of the loan portfolio, delinquency, credit recoveries, gross and net losses, limits and concentrations of portfolios, allocation of economic and regulatory capital, among others. This information is also reported to the Audit Committee on a monthly basis.

The area also monitors any internal or external event that may cause a significant impact on the Organization's credit risk, such as spin-offs, bankruptcies and crop failures, in addition to monitoring economic activity in the sectors to which the company has significant risk exposures.

Both the governance process and existing limits are sanctioned by the Integrated Risk Management and Capital Allocation Committee, which are submitted for the approval of the Board of Directors, being reviewed at least once a year.

Internal Report

Credit risk is monitored on a daily basis in order to maintain the risk levels within the limits established by the Organization. Managerial reports on risk control are provided to all levels of business, from branches to Senior Management.

With the objective of highlighting the risk situations that could result in the customers' inability to honor its obligations as contracted, the credit risk monitoring area provides daily reports, to the branches, business segments, as well as the lending and loan recovery areas. This system provides timely information about the loan portfolios and credit bureau information of customers, in addition to enabling comparison of past and current information, highlighting points requiring a more in-depth analysis by managers.

The Organization also has an electronic corporate system of credit risk indicators to provide the lending and loan recovery areas, business areas, regional managers and branches with information on assets by segment, product, region, risk classification, delinquency and expected and unexpected losses, among others. This electronic system provides both a macro-level and detailed view of the information, and also enables a specific loan operation to be viewed.

The information is viewed and delivered via dashboards, allowing queries at several levels such as business segment, divisions, managers, regions, products, employees and customers, and under several aspects (asset, delinquency, provision, write-off, restriction levels, guarantees, portfolio quality by rating, among others).

Measurement of credit risk

Periodically, the Organization evaluates the expected losses of the exposures subject to credit risk by means of statistical models and internal processes, considering the historical loss experience, which comprises approximately 8 years, as well as the current quality and characteristics of clients and operations, including their guarantees. Macroeconomic Information is also used in the measurement by means of econometric models that incorporate the current and prospective effects of economic variables in the estimates of expected loss. The main macroeconomic variables used in this process are tied to interest rates, inflation rates and internal and external economic activity indexes.

The Organization uses different indicators for classification in stages, according to the profile of the client and the operation. Below we present the breakdown of segments, according with stages and indictors.

Retail Segment:

•         Stage 1: up-to-date exposure or 30 days in arrears;

•         Stage 2: exposure between 31 and 90 days in arrears, except for residential real estate financing that is between 31 and 180 days, or classification to internal ratings framed as medium or high risk;

•         Stage 3 (Default or "impaired"): exposure due over 90 days, except for residential real estate financing that is above180 days.

Wholesale Segment:

•         Stage 1: up-to-date exposure or 30 days in arrears;

•         Stage 2: exposure due between 31 and 90 days, except for residential real estate financing that is between 31 and 180 days, or classification to internal ratings framed as medium or high risk;

•         Stage 3 (Default or "impaired"): material exposure due beyond 90 days, except for financing residential real estate, which is due over 180 days and/or that showed signs that they would not be honored in the agreed conditions without the execution of guarantees, such as: bankruptcy events, judicial recovery and restructuring of debts.

The expected losses are based on the multiplication of credit risk parameters: Probability of default (PD), Loss due to default (LGD) and Exposure to noncompliance (EAD).

The PD parameter refers to the probability of noncompliance perceived by the Organization regarding the client, according to the internal models of evaluation, which, in retail, use statistical methodologies based on the characteristics of the client, such as the internal rating and segment, and the operation, such as product and guarantee and, in the case of wholesale, they use specialist models based on financial information and qualitative analyses.

The LGD refers to the percentage of loss in relation to exposure in case of noncompliance, considering all the efforts of recovery, according to the internal model of evaluation that uses statistical methodologies based on the characteristics of the operation, such as product and guarantee. Clients with significant exposure have estimates based on individual analyses, which are based on the structure of the operation and expert knowledge, aiming to capture the complexity and the particularities of each operation.

EAD refers to the exposure (book value) of the client in relation to the Organization at the time of estimation of the expected loss. In the case of commitments or financial guarantees provided, the EAD will have the addition of the expected value of the commitments or financial guarantees provided that they will be converted into credit in case of noncompliance of the client.

Credit Risk Exposure

We present below the credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2018
	Gross value	Expected loss	Book value
Financial assets
Cash and balances with banks (Note 20)	107,209,743	-	107,209,743
Financial assets at fair value through profit or loss (Note 21)	246,161,150	-	246,161,150
Financial assets at fair value through other comprehensive income (Note 24)	178,050,536	(337,506)	178,050,536
Loans and advances to banks (Note 26)	105,250,928	(1,978)	105,248,950
Loans and advances to customers (Note 27)	411,492,655	(31,105,579)	380,387,076
Securities at amortized cost (Note 28)	143,626,776	(3,022,038)	140,604,738
Other financial assets (Note 35)	43,893,309	-	43,893,309
Provision for Expected Loss
Loan Commitments (Note 27)	-	(2,551,676)	(2,551,676)
Financial guarantees (Note 27)	-	(719,216)	(719,216)
Items not recorded in the balance sheet (Note 46)	301,345,624	-	301,345,625
Total risk exposure	1,537,030,721	(37,737,993)	1,499,630,235

The Organization's maximum credit risk exposure was R$1,499,630,235 thousand in 2018, which was an increase of 8.4% compared to 2017.

Of this exposure, R$107,209,743 thousand, or 7.1% is related to cash and bank deposits composed mainly of funds deposited with the Central Bank of Brazil that are assessed to have low credit risk.

Financial assets at fair value through profit or loss (16.4% of total exposure) are mostly low credit risk, composed mainly of Brazilian government securities at fair value and also include derivative financial instruments.

Financial assets at fair value through other comprehensive income amounted to R$178,050,536 thousand (11.9% of total exposure), are recorded at fair value with changes in ECL recognized in profit or loss and are represented mostly by Brazilian government securities, for details of these assets , see note 24.

Loans and advances to financial institutions, which are 7.0% of the total, consist basically of repurchase agreements which have a low credit risk.

Loans and advances to customers represent 25.4% of the total exposure, for details of these assets and the expected loss, see note 27 for details.

Financial assets at amortized cost represent 9.4% of the total, for details of these assets, see note 28.

Operations classified as "Other financial assets" represent 2.9% of the total and are basically comprised of foreign exchange operations and escrow deposits.

In 2018, items not recorded in the consolidated balance sheet (recorded in clearing accounts) totaled R$301,345,625 thousand, representing 20.1% of total exposure.

Loans and advances to customers

Concentration of credit risk

	On December 31
	2018	2017
Largest borrower	2.2%	2.5%
10 largest borrowers	9.1%	8.2%
20 largest borrowers	12.9%	12.2%
50 largest borrowers	18.6%	17.8%
100 largest borrowers	22.9%	22.2%

By Economic Activity Sector

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterpart operates.

	On December 31 - R$ thousand
	2018	%	2017	%
Public sector	9,259,368	2.3	9,676,927	2.6
Oil, derivatives and aggregate activities	9,092,151	2.2	9,410,382	2.5
Production and distribution of electricity	1,829	-	1,322	-
Other industries	165,388	-	265,223	0.1
Private sector	402,233,287	97.7	364,136,738	97.4
Companies	209,365,567	50.9	190,148,345	50.9
Real estate and construction activities	25,267,761	6.1	29,383,442	7.9
Retail	32,472,286	7.9	23,935,638	6.4
Services	19,086,508	4.6	17,996,533	4.8
Transportation and concession	17,261,369	4.2	14,190,284	3.8
Automotive	11,284,972	2.7	10,014,454	2.7
Food products	12,040,631	2.9	8,866,028	2.4
Wholesale	11,467,168	2.8	9,045,916	2.4
Production and distribution of electricity	4,784,015	1.2	7,360,804	2.0
Siderurgy and metallurgy	7,698,444	1.9	7,001,290	1.9
Sugar and alcohol	6,907,858	1.7	7,042,811	1.9
Other industries	61,094,555	14.8	55,311,145	14.8
Individuals	192,867,720	46.9	173,988,393	46.5
Total portfolio	411,492,655	100.0	373,813,665	100.0
Impairment of loans and advances	(31,105,579)		(27,055,566)
Total of net loans and advances to customers	380,387,076		346,758,099

Credit Risk Mitigation

Potential credit losses are mitigated by the use of a variety of types of collateral formally stipulated through legal instruments, such as conditional sales, liens and mortgages, by guarantees such as third-party sureties or guarantees, and also by financial instruments such as credit derivatives. The efficiency of these instruments is evaluated considering the time to recover and realize an asset given as collateral, its market value, the guarantors' counterparty risk and the legal safety of the agreements. The main types of collaterals include: term deposits; financial investments and securities; residential and commercial properties; movable properties such as vehicles, aircraft. Additionally, collateral may include commercial bonds such as invoices, checks and credit card bills. Sureties and guarantees may also include bank guarantees.

The table below shows the financial effect of the guarantee on credit and financial lease transactions.

	R$ thousand
	2018
	Book value	Fair Value Guarantees
Individuals	192,867,720	121,318,093
Stage 1	165,031,788	109,456,403
Stage 2	15,354,577	8,925,277
Stage 3	12,481,355	2,936,413

Companies	218,624,935	77,161,470
Stage 1	177,191,748	61,244,814
Stage 2	21,750,673	7,374,186
Stage 3	19,682,514	8,542,470
Total	411,492,655	198,479,563

(1) Of the total balance of credit operations, R$284,373,526 thousand refers to operations without guarantees.

3.2.    Market risk

Market risk is represented by the possibility of financial loss due to fluctuating prices and interest rates of the Organization's financial instruments, such as its asset and liability transactions that may have mismatched maturities, currencies and indexes.

Market risk is identified, measured, mitigated, controlled and reported. The Organization's exposure to market risk profile is in line with the guidelines established by the governance process, with limits monitored on a timely basis independently of the business areas.

All transactions that expose the Organization to market risk are mapped, measured and classified according to probability and magnitude, and the whole process is approved by the governance structure.

The risk management process relies on the participation of all levels of the Organization, from the business areas to the Board of Directors.

In compliance with the best Corporate Governance practices, to preserve and strengthen the management of market risk in the Organization, as well as to meet the requirements of Resolution No. 4,557/17, of CMN, the Board of Directors approved the Market and Liquidity Risk Management Policy, which is reviewed at least annually by the relevant Committees and by the Board of Directors itself, and provides the main guidelines for acceptance, control and management of market risk.

In addition to the policy, the Organization has specific rules to regulate the market risk management process, as follows:

•       Classification of Operations;

•       Reclassification of Operations;

•       Trading of Public or Private Securities;

•       Use of Derivatives; and

•       Hedging.

Market Risk Management Process

The market risk management process is a corporation wide process, comprising from business areas to the Board of Directors; it involves various areas, each with specific duties in the process, thereby ensuring an efficient structure. The measurement and control of market risk is conducted in a centralized and independent manner. This process permits that the Organization be the first financial institution in the country authorized by the Central Bank of Brazil to use its internal market risk models to calculate regulatory capital requirements since January 2013. This process, is also revised at least once a year by the Committees and approved the Board itself.

Determination of Limits

Proposed market-risk limits are validated by specific Committees and submitted for approval by the Integrated Risk Management and Capital Allocation Committee, and then for approval by the Board of Directors. Based on the business' characteristics, they are segregated into the following Portfolios:

Trading Portfolio: it comprises all operations involving financial instruments, held-for-trading, including derivatives, or used to hedge other instruments in the Trading Portfolio, which have no trading restrictions. Held-for-trading operations are those intended for resale, to obtain benefits from actual or expected price variations, or for arbitrage.

The Trading Portfolio is monitored with the following limits:

•       Value at Risk (VaR);

•       Stress;

•       Income;

•       Financial Exposure / Concentration.

Banking Portfolio: it comprises operations not classified in the Trading Portfolio, arising from Organization's other businesses and their respective hedges.

The Banking Portfolio is monitored with the following limits:

•       Interest rate risk limit.

Market-Risk Measurement Models

Market risk is measured and controlled using Stress, Value at Risk (VaR), Economic Value Equity (EVE) and Sensitivity Analysis methodologies, as well as limits for the Management of Results and Financial Exposure. Using several methodologies to measure and evaluate risks is of great importance, because they can complement each other and their combination allows for analysis of different scenarios and situations.

Trading and Regulatory Portfolio

Trading Portfolio risks are controlled by the Stress and VaR methodologies. The Stress methodology quantifies the negative impact of economic shocks and events that are financially unfavorable to the Organization's positions. The analysis uses stress scenarios prepared by the Market Risk area and the Organization's economists based on historical and prospective data for the risk factors in which the Organization portfolio.

The methodology adopted to calculate VaR is the Delta-Normal, with a confidence level of 99% and considering the number of days necessary to unwind the existing exposures. The methodology is applied to the Trading and Regulatory Portfolio (Trading Portfolio positions plus Banking Portfolio foreign currency and commodities exposures). It should be noted that for the measurement of all the risk factors of the portfolio of options are applied the historical simulation models and Delta-Gama-Vega, prevailing the most conservative between the two. A minimum 252-business-day period is adopted to calculate volatilities, correlations and historical returns.

For regulatory purposes, the capital requirements relating to shares held in the Banking Portfolio of Prudential Conglomerate (includes, in its consolidation basis, entities located in the country and abroad, financial institutions, similar to financial institutions over which the institution has direct or indirect control, in addition to investment funds pursuant to CMN Resolution No. 4,280/13) are determined on a credit risk basis, as per Central Bank of Brazil resolution, i.e., are not included in the market risk calculation.

Risk of Interest Rate in the Banking Portfolio

The measurement and control of the interest-rate risk in the Banking Portfolio area is based on the Economic Value of Equity (EVE) methodology, which measures the economic impact on the positions, according to scenarios prepared by the Organization's economists. These scenarios determine the positive and negative movements of interest rate curves that may affect Organization's investments and capital-raising.

The EVE methodology consists of repricing the portfolio exposed to interest rate risk, taking into account the scenarios of increases or decreases of rates, by calculating the impact on present value and total term of assets and liabilities. The economic value of the portfolio is estimated on the basis of market interest rates on the analysis date and of scenarios projected. The difference between the values obtained for the portfolio will be EVE, that is, the interest-rate risk applicable to the Banking Portfolio.

To measure the Banking Portfolio interest rate risk, the premise of prepayment of loans is not used. For demand and savings deposits with undetermined maturity, their historical behaviors and the possibility of maintaining them are studied. After all the deductions related to demand and savings deposits, for example, the required compulsory deposits held at Central Bank of Brazil, the remaining balance (free funds) is allocated in accordance with the maturity flows of fixed-rate lending operations, and in the case of savings, the risk factor considered for its mapping is the TR coupon.

Financial Instrument Pricing

To adopt the best market prices related to the assessment of financial instruments' market value, the Market and Liquidity Risk Management Executive Committee (CEGRIMEL) established the Mark-to-Market Commission (CMM), which is responsible for approving or submitting mark-to-market models to GEGRIMEL. CMM is composed of business, back-office and risk representatives. The risk area is responsible for the coordination of the Commission and for the submission the matters to the CEGRIMEL for reporting or approval, whichever is the case.

Whenever possible, the Bank uses prices and quotes from by the securities, commodities and futures exchange and the secondary markets. Failing to find such market references, prices made available by other sources (such as Bloomberg, Reuters and Brokerage Firms) are used. As a last resort, proprietary models are used to price the instruments, which also follow the same CMM approval procedure and are submitted to the Organization's validation and assessment processes.

Mark-to-market criteria are periodically reviewed, according to the governance process, and may vary due to changes in market conditions, creation of new classes of instruments, establishment of new sources of data or development of models considered more appropriate.

The financial instruments to be included in the Trading Portfolio must be approved by the Treasury Executive Committee or the Product and Service Executive Committee and their pricing criteria must be defined by the CMM.

The following principles for the mark-to-market process are adopted by the Organization:

•         Commitment: the Organization is committed to ensuring that the prices used reflect the market value of the operations. Should information not be found, the Organization uses its best efforts to estimate the market value of the financial instruments;

•         Frequency: the formalized mark-to-market criteria are applied on a daily basis;

•         Formality: the CMM is responsible for ensuring the methodological quality and the formalization of the mark-to-market criteria;

•         Consistency: the process to gather and apply prices should be carried out consistently, to guarantee equal prices for the same instrument within the Organization; and

•         Transparency: the methodology must be accessible by the Internal and External Audit, Independent Model Validation Areas - AVIM and by Regulatory Agencies.

In December 2014, the National Monetary Council published Resolution No. 4,389/14, which amended Resolution No. 4,277. These resolutions set forth the basic procedures that entities must follow in pricing financial instruments valued at market value and guidelines for the application of prudential adjustments for such instruments. The Organization aligned with these resolutions' guidelines, including applying due prudential adjustments required by the regulation.

Control and Follow-Up

Market risk is controlled and monitored by an independent area, the DCIR, which, on a daily basis, measures the risk of outstanding positions, consolidates results and prepares reports required by the existing governance process.

In addition to daily reports, Trading Portfolio positions are discussed once every fifteen days by the Treasury Executive Committee, while Banking Portfolio positions and liquidity reports are examined by the Asset and Liability Management Treasury Executive Committee.

At both meetings, results and risks are assessed and strategies are discussed. Both the governance process and the existing thresholds are ratified by the Integrated Risk Management and Capital Allocation Committee and submitted to approval of the Board of Directors, and they are revised at least once a year.

Should any threshold controlled by the Integrated Risk Control Department - DCIR be exceeded, the head of the business area responsible for the position is informed that threshold was reached, and the Integrated Risk Management and Capital Allocation Committee is called in timely fashion to make a decision. If the Committee decides to raise the threshold and/or maintain the positions, the Board of Directors is called to approve the new threshold or revise the position strategy.

Internal Communication

The market risk department provides daily managerial control reports on the positions to the business areas and Senior Management, in addition to weekly reports and periodic presentations to the Board of Directors.

Reporting is conducted through an alert system, which determines the addressees of risk reports as previously determined risk threshold percentage is reached; therefore, the higher the risk threshold consumption, more Senior Management members receive the reports.

Hedging and Use of Derivatives

In order to standardize the use of financial instruments as hedges of transactions and the use of derivatives by the Treasury Department, the Organization created specific rules that were approved by the competent Committees.

The hedge transactions executed by Bradesco's Treasury Department must necessarily cancel or mitigate risks related to unmatched quantities, terms, currencies or indexes of the positions in the Treasury books, and must use assets and derivatives authorized to be traded in each of their books to:

•    control and classify the transactions,  respecting the exposure and risk limits in effect;

•    alter, modify or revert positions due to changes in the market and to operational strategies; and

•    reduce or mitigate exposures to transactions in inactive markets, in conditions of stress or of low liquidity.

For derivatives classified in the "hedge accounting" category, there is a monitoring of their effectiveness, as well as their accounting implications.

Cash flow Hedge

On December 31, 2018, Bradesco maintained cash flow hedges. See more details in Note 23.

Standardized and “Continuous Use” Derivatives

Organization's Treasury Department may use standardized (traded on an exchange) and “continuous use” (traded over-the-counter) derivatives for the purpose of obtaining income or as hedges. The derivatives classified as “continuous use” are those habitually traded over-the-counter, such as vanilla swaps (interest rates, currencies, CDS - Credit Default Swap, among others), forward operations (currencies, for example) and vanilla options (currency, Bovespa Index), among others. Non-standardized derivatives that are not classified as “continuous use” or structured operations cannot be traded without the authorization of the applicable Committee.

Evolution of Exposures

In this section are presented the evolution of financial exposure, the VaR calculated using the internal model and its backtesting and the Stress Analysis.

Financial Exposure - Trading Portfolio (Fair value)

Risk factors	R$ thousand
	On December 31
	2018		2017
	Assets	Liabilities	Assets	Liabilities
Fixed rates	8,131,939	6,081,794	11,614,849	6,184,099
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	249,922	191,486	1,053,893	532,957
Exchange coupon	1,090,277	785,578	1,808,598	1,658,084
Foreign Currency	1,471,956	1,611,049	1,808,598	2,103,715
Equities	776,376	776,735	461,957	468,911
Sovereign/Eurobonds and Treasuries	3,805,259	1,099,612	560,619	360,252
Other	685,724	31,729	257,537	98,517
Total	16,211,453	10,577,983	17,566,051	11,406,535

VaR Internal Model - Trading Portfolio

The 1-day VaR of Trading Portfolio net of tax effects in end of 2018 was R$5,776 thousand, with the interest rate risk Sovereign/Eurobonds and Treasuries as the largest participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2018	2017
Fixed rates	850	8,956
IGPM/IPCA	264	2,751
Exchange coupon	142	48
Foreign Currency	712	2,925
Sovereign/Eurobonds and Treasuries	3,770	826
Equities	655	289
Other	1,597	1
Correlation/diversification effect	(2,214)	(1,379)
VaR at the end of the year	5,776	14,417

Average VaR in the year	21,624	24,024
Minimum VaR in the year	4,316	5,499
Maximum VaR in the year	76,935	100,640

VaR Internal Model - Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta-Gama-Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon([1]) (the highest between 10 days and the horizon of the portfolio)  by the ‘square root of time' method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2018		2017
	VaR	Stressed	VaR	Stressed
Interest rate	8,131	47,851	37,659	48,400
Exchange rate	5,666	20,959	7,715	17,300
Commodity price (Commodities)	8,194	14,704	1,110	200
Equities	3,355	4,844	2,065	7,400
Correlation/diversification effect	(7,569)	33,180	36,429	240
VaR at the end of the year	17,777	121,538	84,978	73,540

Average VaR in the year	69,852	117,946	87,358	107,059
Minimum VaR in the year	17,777	57,523	24,945	26,803
Maximum VaR in the year	252,797	231,080	369,342	236,895

Note: Ten-day horizon VaR net of tax effects.

To calculate regulatory capital requirement according to the internal model, it is necessary to take into consideration the rules described by Central Bank Circular Letters No. 3,646/13 and No. 3,674/13, such as the use of VaR and Stressed VaR net of tax effects, the average in the last 60 days and its multiplier.

VaR Internal Model - Backtesting

The risk methodology applied is continuously assessed using backtesting techniques, which compare the one-day period VaR with the hypothetic P&L, obtained from the same positions used in the VaR calculation, and with the effective P&L, also considering the intraday operations for which VaR was estimated.

The main purpose of backtesting is to monitor, validate and assess the adherence of the VaR model, and the number of exceptions that occurred must be compatible with the number of exception accepted by the statistical tests conducted and the confidence level established. Another objective is to improve the models used by the Organization, through analyses carried out with different observation periods and confidence levels, both for Total VaR and for each risk factor.

Daily hypothetical and effective P&L over the last 250 business days surpassed their respective VaR four times, with a confidence level of 99%.

According to the document published by the Basel Committee on Banking Supervision([2]), exceptions are classified as being due to “either bad luck or the markets did not behave as expected by the model”, i.e. volatility was significantly higher than expected and, in certain situations, the correlations differed from those forecast by the model.

Stress Analysis - Trading Portfolio

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$185,192 thousand in 2018 (2017 - R$168,751 thousand), and the maximum estimated loss in the year of 2018 would be R$419,677 thousand (2017 - R$387,884 thousand).

	R$ thousand
	On December 31
	2018	2017
At the end of the year	59,489	103,949
Average in the year	185,192	168,751
Minimum in the year	52,716	53,426
Maximum in the year	419,677	387,884

Note: Values net of tax effects.

Sensitivity Analysis

The Trading Portfolio is also monitored daily by sensitivity analyses that measure the effect of movements of market and price curves on our positions. Furthermore, a sensitivity analysis of the Organization's financial exposures (Trading and Banking Portfolios) is performed on a quarterly basis, in compliance with CVM Rule No. 475/08.

The sensitivity analyses were carried out based on the scenarios prepared for the respective dates, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$3.87 a scenario of R$3.91 was used, while for a 1-year fixed interest rate of 6.55%, a scenario of 6.56% was applied;

Scenario 2: 25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$3.87 a scenario of R$4.84 was used, while for a 1-year fixed interest rate of 6.55%, a 8.18% scenario was applied. The scenarios for other risk factors also accounted for 25% stresses in the respective curves or prices; and

Scenario 3: 50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$3.87 a scenario of R$5.81 was used, while for a 1-year fixed interest rate of 6.55%, a 9.82% scenario was applied. The scenarios for other risk factors also account for 50.0% stresses in the respective curves or prices.

The results show the impact for each scenario on a static portfolio position. The dynamism of the market and portfolios means that these positions change continuously and do not necessarily reflect the position demonstrated here. In addition, the Organization has a continuous market risk management process, which is always searching for ways to mitigate the associated risks, according to the strategy determined by Management. Therefore, in cases of deterioration indicators in a certain position, proactive measures are taken to minimize any potential negative impact, aimed at maximizing the risk/return ratio for the Organization.

(2) Supervisory Framework for the use “Backtesting” in Conjunction with the Internal Models Approach to Market Risk Capital Requirements (January 1996).

Sensitivity Analysis - Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2018			2017
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(67)	(11,474)	(22,374)	(359)	(61,497)	(120,385)
Price indexes	Exposure subject to variations in price index coupon rates	(22)	(2,462)	(4,706)	(147)	(17,576)	(33,298)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(3)	(236)	(460)	(9)	(420)	(839)
Foreign currency	Exposure subject to exchange rate variations	(331)	(8,265)	(16,529)	(1,629)	(40,736)	(81,473)
Equities	Exposure subject to variation in stock prices	(88)	(2,195)	(4,389)	(1,215)	(30,378)	(60,757)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(315)	(93,073)	(129,865)	(2,469)	(61,730)	(123,461)
Other	Exposure not classified in other definitions	-	(37)	(73)	-	-	-
Total excluding correlation of risk factors		(826)	(117,742)	(178,396)	(5,828)	(212,337)	(420,213)
Total including correlation of risk factors		(429)	(93,092)	(130,432)	(3,448)	(131,662)	(259,684)

 (1) Values net of taxes.

Presented below, the Sensitivity Analysis - Trading and Banking Portfolios.

Sensitivity Analysis - Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2018			2017
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(16,141)	(2,973,012)	(5,760,223)	(12,579)	(2,339,939)	(4,560,181)
Price indexes	Exposure subject to variations in price index coupon rates	(8,410)	(913,671)	(1,630,441)	(512)	(56,130)	(107,716)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,368)	(119,441)	(229,387)	(1,575)	(80,110)	(158,548)
Foreign currency	Exposure subject to exchange rate variations	(407)	(10,119)	(20,238)	(600)	(15,004)	(30,008)
Equities	Exposure subject to variation in stock prices	(21,229)	(530,729)	(1,061,459)	(16,289)	(407,237)	(814,475)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,762)	(92,193)	(184,758)	(4,978)	(205,764)	(406,054)
Other	Exposure not classified in other definitions	(412)	(10,298)	(20,596)	(12)	(307)	(613)
Total excluding correlation of risk factors		(49,729)	(4,649,463)	(8,907,102)	(36,545)	(3,104,491)	(6,077,595)
Total including correlation of risk factors		(37,535)	(3,905,602)	(7,499,908)	(26,956)	(2,678,101)	(5,232,466)

 (1) Values net of taxes.

3.3.    Liquidity risk

The Liquidity Risk is represented by the possibility of the institution not being able to efficiently meet its obligations, without affecting its daily operations and incurring significant losses, as well as the possibility of the institution to fail to trade a position at market price, due to its larger size as compared to the volume usually traded or in view of any market interruption.

The understanding and monitoring of this risk are crucial to enable the Organization to settle operations in a timely manner.

Management Process for Liquidity Risk

The management of liquidity risk is a group-wide process. This process involves several areas with specific responsibilities. The measurement and control of liquidity risk are conducted in a centralized and independent manner, including the daily monitoring of available funds, the compliance with the liquidity level according to the risk appetite defined by the board, as well as the contingency plan and recovery for possible stress situations.

The Organization has a Liquidity Risk Management Policy approved by the Board of Directors, which has as one of its objectives to ensure the existence of norms, criteria and procedures for the correct monitoring of this type of risk, as well as the existence of a strategy and of action plans for liquidity crisis situations. The policy and controls established fully comply with the provisions of CMN Resolution No. 4,557/17.

Control and Monitoring

Liquidity risk management is carried out by the Treasury Department, based on the positions available, by independent area. The DCIR is responsible for the measurement methodology, control of the limits established by type of currency and company (including non-financial), review of policies, standards, criteria and procedures and studies for new recommendations.

Liquidity risk is monitored daily by the business and control areas and at the meetings of the Asset and Liability Management Treasury Executive Committee, which manages liquidity reserves, with term and currency mismatches. Monitoring is also handled by the Risk Committee and the Integrated Risk Management and Capital Allocation Committee and the Board of Directors.

Since October 2017, the Organization adopted as metric also for internal management, Short-Term Liquidity indicator (liquidity coverage ratio), as provided by CMN Resolution No. 4,401/15 of Central Bank Circular Letter No. 3,749/15.

LCR - Liquidity Coverage Ratio

The Liquidity Coverage Ratio (LCR) is designed to ensure that the Organization maintains a sufficient level of liquid assets to cover liquidity needs in an eventual stress scenario. The LCR is the ratio between the stock of High Quality Liquid Assets (HQLA) and total net cash outflow, calculated based on a generic stress scenario. The formula shows the main components of the indicator as follows:

LCR =	HQLA			≥ % Required
	Cash Outflows	-	Cash Inflows*

*Limited to 75% of outflows

In accordance with the LCR implantation schedule, the level of the ratio between HQLA and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The stress scenarios parameterization was conducted by the Regulator to capture idiosyncratic and market shocks, considering the period of 30 days. The items below show some of the shocks included in the methodology:

•    the partial loss of retail and uncollateralized wholesale funding, as well as short-term funding capacity;

•    the additional outflow of funds, contractually foreseen, due to the downgrading of the institution's credit rating by up to three levels, including eventual additional collateral requirements;

•    an increase in the volatility of factors that impact collateral quality or the potential future exposure of derivative positions, resulting in the application of larger collateral discounts or a call for additional collateral or in other liquidity requirements;

•    withdrawals of higher than expected amounts from credit/liquidity lines granted; and

•    the potential need to repurchase debt or honor non-contractual obligations in order to mitigate reputational risk.

High Quality Liquid Assets (HQLA)

HQLA are assets that maintain their market liquidity in periods of stress and that meet the minimum requirements established by the Central Bank of Brazil, such as, among others, being free of any legal impediment or restriction; suffering little or no loss in market value when converted into cash; having a low credit risk; easy and accurate pricing; and being traded in an active and important market, with little difference between the purchase and sale price, high traded volume and a large number of participants. These assets are subject to weighting factors which may reduce their value, for example, in accordance with the risk rating of their issuer or the historic variation in their market price, among other requirements.

Cash Outflows and Inflows

Cash outflows are the result of a reduction in deposits and funding; the maturity of securities issued; scheduled contractual obligations for the next 30 days; margin adjustments and calls in derivative operations; the utilization/withdrawal of credit and liquidity lines granted by the Bank; and contingent cash outflows.

Cash inflows for the next 30 days correspond to the expected receipt of loans and financings; deposits; securities; and margin adjustments and easing in derivative operations.

The table below shows the average LCR Prudential Conglomerate:

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
		On December 31 (1)		On December 31 (2)
		2018		2017
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
Number of Line	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		140,377,669		125,596,242
Number of Line	Cash Outlows
2	Ratail funding:	235,539,799	21,919,302	210,005,411	17,749,477
3	Stable funding	119,809,242	5,990,462	135,661,528	6,783,076
4	Less stable funding	115,730,557	15,928,840	74,343,883	10,966,401
5	Non-collateralized wholesale funding:	125,136,835	50,927,871	112,474,083	50,716,519
6	Operating deposits (all counterparties) and affiliated cooperative deposits	8,648,728	432,436	8,152,936	407,647
7	Non-operating deposits (all counterparties)	115,864,088	49,871,416	103,275,838	49,263,563
8	Other non-collateralized wholesale funding	624,019	624,019	1,045,309	1,045,309
9	Collateralized wholesale funding	-	5,361,781	-	6,656,909
10	Additional requirements:	104,341,246	14,181,343	97,751,894	13,746,422
11	Related to exposure to derivatives and other collateral requirements	14,419,270	6,741,269	15,192,265	7,089,564
12	Related to funding losses through the issue of debt instruments	554,811	554,811	345,574	345,574
13	Related to lines of credit and liquidity	89,367,165	6,885,263	82,214,055	6,311,284
14	Other contractual obligations	33,875,647	31,857,396	30,492,461	28,811,462
15	Other contingent obligations	122,319,336	4,915,397	131,133,680	5,160,312
16	Total cash outflows	-	129,163,090	-	122,841,101
Number of Line	Cash Inflows
17	Collateralized loans	95,238,798	-	161,500,640	-
18	Outstanding loans whose payments are fully up-to-date	30,039,902	16,950,831	32,424,050	21,009,387
19	Other cash inflows	37,235,944	30,511,989	24,624,328	21,429,233
20	Total cash inflows	162,514,644	47,462,820	218,549,018	42,438,620
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		140,377,669		125,596,242
22	Total net cash outflow		81,700,271		80,402,480
23	LCR (%) (5)		171.8%		156.2%

(1) Calculated based on the simple daily average of the months that compose the quarter (61 observations);

(2) Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);

(3) Corresponds to the total balance related to the item of cash inflows or outflows;

(4) Corresponds to the value after application of the weighting factors; and

(5) Corresponds to the calculated value after the application of weighting factors and limits.

The amount of net assets (HQLA) consists, in addition to the compulsory returns and reserves at the Central Bank of Brazil, mainly of federal government securities. These net assets resulted in R$140,377,668 thousand, the average of the fourth quarter of 2018.

Related to the cash outflows, based on the regulatory stress scenario (line 16), about 56.0% are redemptions and non-renewals retail and wholesale funding without collateral (unsecured), as shown on the lines 2 and 5 of the table.

Another relevant group refers to the item "Other contractual obligations" (line 14), which mainly includes the output streams of onlending operations, credit cards and trade finance.

Regarding cash inflows, corresponding to R$47,462,820 thousand in the average of the fourth quarter of 2018, stand out the receipts of loans operations (partial renewal), the inflows of Trade Finance operations, cash and cash equivalents and redemptions of securities in addition to the inflow of transfer and credit card operations.

Net Stable Funding

The Net Stable Funding (NSFR) aims to asses if the Organization is financing its activities (assets) from more stable sources of funding (liabilities). The NSFR corresponds to the ratio between the Available Stable Funding (ASF) and the Required Stable Funding (RSF), which are defined according to the structures of assets and liabilities of the institution that are weighted according to the definitions of the Regulator.

The following figure shows the main components of the indicator:

NSFR=	Available Stable Funding (ASF)	≥100%
Required Stable Funding (RSF)

Available Stable Funding (ASF)

The available stable funding is represented by the Liabilities and Shareholders' Equity, which are weighted according to their stability, in which the resources considered as more stable are determined mainly by behavioral aspects of the clients, also considering their relationship with the institution, legal aspects and other variables implied.

Required Stable Funding (RSF)

The required stable funding shall be determined according to the assets in the balance sheet and other financial instruments, for example, credit limits provided and guarantees given, which are weighted by aspects related to the type of operation, maturity, and counterparty, among others.

The following table shows the NSFR of December of the Prudential Conglomerate:

R$ thousand
Information on the Long-term Indicator (NSFR)
		On December 31, 2018 (1)				Weighted Average (2)
		Amount per effective term of residual maturity
		Without expiration	Less than 6 months	Greater than or equal to 6 months and less than one year	Greater than or equal to one year
Number of Line	Available stable funding (ASF)
1	Capital	121,289,750	-	-	47,181,305	168,471,055
2	Reference Equity, gross of regulatory deductions	121,289,750	-	-	-	121,289,750
3	Other instruments not included in line 2	-	-	-	47,181,305	47,181,305
4	Ratail funding:	125,747,484	121,158,207	928,202	3,531,590	232,929,002
5	Stable funding	80,033,425	46,858,729	46,015	467	120,591,728
6	Less stable funding	45,714,059	74,299,478	882,187	3,531,123	112,337,274
7	Wholesale Funding, of which:	22,215,270	360,387,800	37,722,267	113,139,255	203,870,597
8	Operating deposits and deposits of affiliated cooperatives	9,164,749	-	-	-	4,157,051
9	Other wholesale fundings	13,050,521	360,387,800	37,722,267	113,139,255	199,713,546
10	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	26,014,027	20,575	203,130	-
11	Other liabilities, of which:	67,588,097	16,123,614	-	-	2,394,664
12	Derivatives whose replacement value is less than zero	-	16,123,614	-	-	-
13	Other liabilities or shareholders' equity not included in the previous items	67,588,097	-	-	-	2,394,664
14	Total of Available Stable Funding (ASF)	-	-	-	-	607,665,318
15	Total High Quality Liquid Assets (HQLA)	-	-	-	-	10,978,040
16	Operating deposits held in other financial institutions	-	-	-	-	-
17	Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	4,981,329	208,163,497	51,172,541	237,826,970	281,492,138
18	Transactions with financial institutions collateralized by Level 1 HQLA	-	5,583,766	-	-	558,377
19	Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	-	100,234,344	2,463,757	2,351,303	5,077,176
20	Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	-	96,715,762	46,251,306	142,375,233	195,963,868
21	Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	-	-	-	-	-
22	Residential real estate financing, of which:	-	904,499	892,290	30,708,792	20,859,110
23	Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	-	904,499	892,290	30,708,792	20,859,110
24	Securities not eligible for HQLA, including shares traded on the stock exchange	4,981,329	4,725,126	1,565,188	62,391,642	59,033,607
25	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	28,233,429	4,997,705	231,882	-
26	Other assets, of which:	190,860,571	14,761,798	1,377,311	26,863,862	178,448,719
27	Operations with gold and commodities, including those with a forecast of physical settlement	-	-	-	-	-
28	Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in	-	-	-	9,091,888	7,728,105
	mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty
29	Derivatives whose replacement value is greater than or equal to zero	-	-	-	14,140,931	-
30	Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	-	-	-	-	806,181
31	Other assets not included in the previous lines	190,860,571	14,761,798	1,377,311	3,631,043	169,914,433
32	Transactions not recorded in the balance sheet	-	305,134,878	-	-	11,028,648
33	Total Required Stable Funding (RSF)	-	-	-	-	481,947,544
34	NSFR (%)					126.1%

The NSFR long term indicator presented a volume weighted for available stable funding resources much higher to that of required stable funding resources, with a surplus weighted balance of approximately R$126 billion, resulting in an indicator of 126.1%.

The amount of available stable funding (ASF) is formed largely by the funding of clients considering the level of stability as the main factor for the contribution of the ASF. The calculation of December 2018 for the ASF presented a participation of 38% from the funding of Retail and 34% from the funding of Wholesale.

The values of required stable funding (RSF) are constituted by the Asset items and by items not recognized on the balance sheet. These balance sheet Items are weighted according to their respective liquidity profile, therefore, the items related to loans and other assets, with low or no liquidity, feature prominently in the RSF (high weighting factors), while highly liquid assets, such as, for example unpledged federal public securities, receive low weighting factors. For the month of December 2018 the loan operations (item 20) accounted for 41% of the total RSF, while other assets (item 31) participated in 35% of the RSF.

Internal Communication

In the process of liquidity risk management, reports are distributed daily to the areas involved in management and control, as well as to Management. This process includes the use of several analysis instruments to monitor liquidity, such as:

•       Daily distribution of liquidity control instruments;

•       Automatic intra-day update of the liquidity reports for appropriate management by the Treasury Department;

•       Preparation of reports with past behavior and future simulations based on scenarios;

•       Daily verification of compliance with minimum liquidity levels;

•       Elaboration of complementary reports where the concentrations of funding by type of product, term and counterparty are presented; and

•       Weekly reports to the Senior Management, showing the behavior and expectations related to the liquidity situation.

The liquidity risk management process also has an alert system that selects the appropriate reporting level according to the percentage of the established limit utilized. Thus, the lower the liquidity ratios, the higher the number and echelon of Senior Management members who receive the reports.

Undiscounted cash flows of financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	187,971,161	11,043,189	31,568,186	18,339,106	6,278,070	255,199,712
Deposits from customers	154,751,012	8,321,457	51,709,653	142,724,058	86,171	357,592,351
Funds from issuance of securities	2,715,463	7,704,113	57,416,558	110,993,400	2,819,759	181,649,293
Subordinated debt	303,419	83,095	6,290,777	25,122,764	43,080,703	74,880,758
Other financial liabilities (1)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	62,598,235
Total liabilities	384,505,493	38,942,380	151,702,985	300,851,827	55,917,664	931,920,349

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	197,275,471	17,199,209	47,240,285	25,251,295	6,593,477	293,559,737
Deposits from customers	141,846,015	7,519,939	16,476,264	106,861,185	117,268	272,820,671
Funds from issuance of securities	3,346,915	13,222,173	69,548,689	77,143,455	1,503,901	164,765,133
Subordinated debt	896,349	3,705,136	6,942,643	27,064,409	33,166,577	71,775,114
Other financial liabilities (1)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	62,439,512
Total liabilities	386,970,874	50,432,201	142,498,027	240,031,836	45,427,229	865,360,167

 (1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The assets available to meet all the obligations and cover the outstanding commitments include cash and cash equivalents, financial assets, loans and advances. Management may also cover unexpected cash outflows by selling securities and by having access to sources of additional funds, such as asset-backed-markets.

The previous table shows the undiscounted contractual cash flows of the financial liabilities of the Organization. The cash flows that the Organization estimates for these instruments may vary significantly from those presented. For example, it is expected that demand deposits of customers will maintain a stable or increasing balance, and it is not expected that these deposits will be withdrawn immediately.

The gross cash outflows presented in the previous table refer to the undiscounted contractual cash flow related to the financial liability.

In the Organization, liquidity-risk management involves a series of controls, mainly related to the establishment of technical limits, with the ongoing evaluation of the positions assumed and the financial instruments used.

Undiscounted cash flows for derivatives

All the derivatives of the Organization are settled at net value, and include:

•       Foreign currency derivatives - over-the-counter currency options, currency futures, and currency options traded on an exchange; and

•       Interest rate derivatives - interest rate swaps, forward rate contracts, interest rate options, other interest rate contracts, interest rate futures traded on an exchange and interest rate options traded on an exchange.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	1,302,578	464,191	6,428,914	6,266,955	350,374	14,813,012
Non-deliverable forwards	96,680	141,438	250,176	25,676	637	514,607
• Purchased	14,062	17,695	101,869	18,090	637	152,353
• Sold	82,618	123,743	148,307	7,586	-	362,254
Premiums of options	1,001,464	20,355	127,983	123,491	372,057	1,645,350
Adjustment payables - future	21,283	-	-	-	-	21,283
Total of derivative liabilities	2,422,005	625,984	6,807,073	6,416,122	723,068	16,994,252

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	279,134	125,468	536,406	12,169,717	166,038	13,276,763
Non-deliverable forwards	201,115	95,761	147,710	66,682	737	512,005
• Purchased	73,599	53,513	90,914	65,640	737	284,403
• Sold	127,516	42,248	56,796	1,042	-	227,602
Premiums of options	551,220	13,510	34,443	63,052	303,200	965,425
Adjustment payables - future	155,305	-	-	-	-	155,305
Total of derivative liabilities	1,186,774	234,739	718,559	12,299,451	469,975	14,909,498

Statement of financial position by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

R$ thousand
On December 31, 2018
Current				Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,209,743	-	-	-	-	-	107,209,743
Financial assets at fair value through profit or loss	3,129,166	3,917,446	5,425,013	164,553,949	61,990,603	7,144,973	246,161,150
Financial assets at fair value through other comprehensive income	17,262,976	44,288,649	14,212,201	67,290,177	24,067,050	10,929,483	178,050,536
Loans and advances to customers, net of impairment	62,060,766	92,247,120	52,642,217	124,423,414	49,013,559	-	380,387,076
Loans and advances to banks, net of impairment	32,770,492	68,354,830	1,831,146	2,292,482	-	-	105,248,950
Securities, net of provision for losses	1,040,454	2,361,956	855,476	91,922,854	44,423,998	-	140,604,738
Other financial assets (1)	29,524,094	134,393	131,233	11,910,297	2,193,292	-	43,893,309
Total financial assets	252,997,691	211,304,394	75,097,286	462,393,173	181,688,502	18,074,456	1,201,555,502

Liabilities
Financial liabilities at amortized cost
- Deposits from banks	193,135,637	20,377,472	13,489,852	15,646,679	4,664,339	-	247,313,979
- Deposits from customers (2)	154,046,665	15,639,175	42,076,109	128,959,777	26,470	-	340,748,196
- Funds from issuance of securities	2,598,083	29,410,415	34,192,057	81,108,678	719,785	-	148,029,018
- Subordinated debt	7,059	149,894	6,305,187	22,492,556	15,434,005	9,254,743	53,643,444
- Other financial liabilities (3)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	-	62,598,235
Financial liabilities at fair value through profit or loss	15,066,551	373,896	162,153	177,029	372,458	-	16,152,087
Provision for Expected Loss
- Loan Commitments	-	-	-	2,551,676	-	-	2,551,676
- Financial guarantees	-	-	-	719,216	-	-	719,216
Insurance technical provisions and pension plans (2)	216,282,259	2,347,327	939,034	32,009,667	-	-	251,578,287
Total financial liabilities	619,900,692	80,088,705	101,882,203	287,337,777	24,870,018	9,254,743	1,123,334,138

	R$ thousand
	On December 31, 2017
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	81,742,951	-	-	-	-	-	81,742,951
Financial assets held for trading	15,181,714	10,934,575	5,501,249	146,527,365	56,173,284	7,391,854	241,710,041
Financial assets available for sale	2,422,266	9,392,915	19,351,886	83,816,085	33,391,763	11,037,807	159,412,722
Investments held to maturity	7,753	2,454	19,205	10,284,940	28,691,766	-	39,006,118
Financial assets pledged as collateral	25,977,537	111,922,357	2,543,922	40,965,417	2,565,940	-	183,975,173
Loans and advances to banks	23,136,673	3,544,426	3,387,187	1,754,483	424,955	-	32,247,724
Loans and advances to customers	55,830,036	80,715,548	51,526,092	114,151,120	44,535,303	-	346,758,099
Other financial assets (1)	25,375,820	1,340,567	1,807,856	11,322,882	1,872,358	-	41,719,483
Total financial assets	229,674,750	217,852,842	84,137,397	408,822,292	167,655,369	18,429,661	1,126,572,311

Liabilities
Deposits from banks	197,177,061	29,640,587	31,589,994	22,221,075	5,328,751	-	285,957,468
Deposits from customers (2)	142,525,722	11,400,607	10,531,633	97,523,112	27,371	-	262,008,445
Financial liabilities held for trading	13,552,386	201,643	81,073	134,649	305,248	-	14,274,999
Funds from issuance of securities	3,422,727	31,299,770	48,540,240	51,142,979	768,374	-	135,174,090
Subordinated debt	738,929	9,428,997	640,536	20,767,242	18,603,697	-	50,179,401
Insurance technical provisions and pension plans (2)	207,499,559	2,411,996	939,034	28,239,001	-	-	239,089,590
Other financial liabilities (3)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	-	62,439,512
Total financial liabilities	608,522,508	93,169,344	94,612,656	223,739,550	29,079,447	-	1,049,123,505

 (1) Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;

(2) Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and

(3) Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The tables below show the assets and liabilities of the Organization segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2018
	Current	Non-current	Total
Assets
Total financial assets	539,399,371	662,156,131	1,201,555,502
Non-current assets held for sale	1,353,330	-	1,353,330
Investments in associated companies	-	8,125,799	8,125,799
Premises and equipment	-	8,826,836	8,826,836
Intangible assets and goodwill, net of accumulated amortization	-	16,128,548	16,128,548
Taxes to be offset	3,683,210	9,815,054	13,498,264
Deferred income tax assets	-	48,682,569	48,682,569
Other assets	5,443,840	1,929,026	7,372,866
Total non-financial assets	10,480,380	93,507,832	103,988,212
Total assets	549,879,751	755,663,963	1,305,543,714

Liabilities
Total financial liabilities	801,871,600	321,462,538	1,123,334,138
Other reserves	1,846,682	17,955,489	19,802,171
Current income tax liabilities	2,373,261	-	2,373,261
Deferred income tax assets	48,925	1,151,664	1,200,589
Other liabilities	32,630,277	1,527,158	34,157,435
Total non-financial liabilities	36,899,145	20,634,311	57,533,456
Total equity	-	124,676,120	124,676,120
Total liabilities	838,770,745	466,772,969	1,305,543,714

	R$ thousand
	On December 31, 2017
	Current	Non-current	Total
Assets
Total financial assets	531,664,989	594,907,322	1,126,572,311
Non-current assets held for sale	1,520,973	-	1,520,973
Investments in associated companies	-	8,257,384	8,257,384
Premises and equipment	-	8,432,475	8,432,475
Intangible assets and goodwill, net of accumulated amortization	-	16,179,307	16,179,307
Taxes to be offset	4,589,981	5,934,594	10,524,575
Deferred income tax assets	-	43,731,911	43,731,911
Other assets	6,602,669	2,531,835	9,134,504
Total non-financial assets	12,713,623	85,067,506	97,781,129
Total assets	544,378,612	679,974,828	1,224,353,440

Liabilities
Total financial liabilities	796,304,508	252,818,997	1,049,123,505
Other reserves	1,349,366	17,141,361	18,490,727
Current income tax liabilities	2,416,345	-	2,416,345
Deferred income tax assets	36,344	1,215,503	1,251,847
Other liabilities	33,460,225	1,917,087	35,377,312
Total non-financial liabilities	37,262,280	20,273,951	57,536,231
Total equity	-	117,693,704	117,693,704
Total liabilities	833,566,788	390,786,652	1,224,353,440

3.4. Fair value of financial assets and liabilities

The Organization applies IFRS 13 for financial instruments measured in the consolidated statement of financial position at fair value, which requires disclosure of fair-value measurements according to the following fair-value hierarchy of fair value measurement:

•       Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active market, as well as Brazilian government securities that are highly liquid and are actively traded in over-the-counter markets.

•       Level 2

Valuation uses observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates.

•       Level 3

Valuation uses unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant Management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts.

To fair value securities which have no consistent, regulatory updated, public price source, Bradesco uses models defined by the mark-to-market Commission and documented in the mark-to-mark manual for each security type. Through the use of methods and both mathematical and financial models which capture the effects and variations in the prices of marked-to-market assets, or similar instruments, Bradesco is able to ascertain in a clear and consistent manner the determination of fair value of its Level 3 assets and liabilities.

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2018
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	202,199,216	4,556,831	3	206,756,050
Corporate debt and marketable equity securities	3,678,532	5,206,852	418,558	9,303,942
Bank debt securities	1,554,257	8,610,197	-	10,164,454
Mutual funds	3,657,393	-	-	3,657,393
Foreign governments securities	849,114	-	-	849,114
Brazilian sovereign bonds	659,603	-	-	659,603
Financial assets at fair value through profit or loss	212,598,115	18,373,880	418,561	231,390,556
Derivative financial instruments (assets)	34,752	14,699,247	36,595	14,770,594
Derivative financial instruments (liabilities)	(32,434)	(16,095,752)	(23,901)	(16,152,087)
Derivatives	2,318	(1,396,505)	12,694	(1,381,493)
Brazilian government securities	150,778,773	-	39,982	150,818,755
Corporate debt securities	3,761,191	1,664,892	549,111	5,975,194
Bank debt securities	5,715,372	205,704	-	5,921,076
Brazilian sovereign bonds	1,564,667	-	-	1,564,667
Mutual funds	2,841,361	-	-	2,841,361
Marketable equity securities and other stocks	5,266,028	2,649,350	3,014,105	10,929,483
Financial assets at fair value through other comprehensive income	169,927,392	4,519,946	3,603,198	178,050,536
Total	382,527,825	21,497,321	4,034,453	408,059,599

	R$ thousand
	On December 31, 2017
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	198,273,452	3,975,816	4	202,249,272
Corporate debt and marketable equity securities	3,716,053	8,271,295	352,442	12,339,790
Bank debt securities	1,952,015	6,396,254	-	8,348,269
Mutual funds	4,377,508	-	-	4,377,508
Foreign governments securities	528,010	-	-	528,010
Brazilian sovereign bonds	307	-	-	307
Trading securities	208,847,345	18,643,365	352,446	227,843,156
Derivative financial instruments (assets)	46,601	13,814,312	5,972	13,866,885
Derivative financial instruments (liabilities)	-	(14,264,124)	(10,875)	(14,274,999)
Derivatives	46,601	(449,812)	(4,903)	(408,114)
Brazilian government securities	103,237,635	-	44,123	103,281,758
Corporate debt securities	4,786,078	31,740,856	3,451,696	39,978,630
Bank debt securities	1,086,454	97,399	-	1,183,853
Brazilian sovereign bonds	728,127	-	-	728,127
Foreign governments securities	3,202,547	-	-	3,202,547
Marketable equity securities and other stocks	4,380,606	3,261,732	3,395,469	11,037,807
Available-for-sale securities	117,421,447	35,099,987	6,891,288	159,412,722
Brazilian government securities	53,841,066	-	-	53,841,066
Corporate debt securities	825,287	-	-	825,287
Bank debt securities	4,904,070	-	-	4,904,070
Brazilian sovereign bonds	713,555	-	-	713,555
Financial assets pledged as collateral	60,283,978	-	-	60,283,978
Total	386,599,371	53,293,540	7,238,831	447,131,742

Derivative Assets and Liabilities

The Organization's derivative positions are determined using quantitative models that require the use of multiple inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors. The majority of market inputs are observable and can be obtained, from B3 (principal source) and the secondary market. Exchange traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; those are classified as Level 2 or Level 3.

The yield curves are used to determine the fair value by the method of discounted cash flow, for currency swaps and swaps based on other risk factors. The fair value of futures and forward contracts is also determined based on quoted markets prices on the exchanges for exchanges-traded derivatives or using similar methodologies to those described for swaps. The fair value of options is determined using external quoted prices or mathematical models, such as Black-Scholes, using yield curves, implied volatilities and the fair value of the underlying asset. Current market prices are used to determine the implied volatilities. The majority of these models do not contain a high level of subjectivity as the methodologies used in the models do not require significant judgment and inputs to the model are readily observable from active quoted markets. Such instruments are generally classified within Level 2 of the valuation hierarchy. The fair values of derivative assets and liabilities also include adjustments for market liquidity, counterparty credit quality and other specific factors, where appropriate.

Derivatives that are valued based on mainly unobservable market parameters and that are not actively traded are classified within Level 3 of the valuation hierarchy. Level 3 derivatives include credit default swaps which have corporate debt securities as underlyings.

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2018 and 2017:

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivatives	Total

Balance on December 31, 2016	287,224	5,013,353	(8,617)	5,291,960
Included in the statement of income and other comprehensive income	15,868	(735,002)	-	(719,134)
Acquisitions	74,908	4,019,844	3,714	4,098,466
Write-offs	(25,554)	(1,406,907)	-	(1,432,461)
Balance on December 31, 2017	352,446	6,891,288	(4,903)	7,238,831
Included in the statement of income and other comprehensive income	24,142	(374,664)	-	(350,522)
Acquisitions	150,950	91,668	17,597	260,215
Write-offs	(22,262)	(939)	-	(23,201)
Transfer with categories (1)	-	(3,419,149)	-	(3,419,149)
Transfer levels	(86,715)	320,342	-	233,627
Balance on December 31, 2018	418,561	3,508,546	12,694	3,939,801

 (1) With the adoption of IFRS 9, a significant portion of the debentures that were in the category of available for sale are now measured at amortized cost.

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2018, 2017 and 2016:

	R$ thousand
	Year ended December 31, 2018
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	8,415	79,579	87,994
Net trading gains/(losses) realized and unrealized	15,727	(454,243)	(438,516)
Total	24,142	(374,664)	(350,522)

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	25,967	182,269	208,236
Net trading gains/(losses) realized and unrealized	(10,099)	(917,271)	(927,370)
Total	15,868	(735,002)	(719,134)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	16,518	207,164	223,682
Net trading gains/(losses) realized and unrealized	(3,363)	(1,381,389)	(1,384,752)
Total	13,155	(1,174,225)	(1,161,070)

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2018
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(7)	(1,491)	(2,669)	(102)	(20,473)	(36,901)
Price indexes	-	-	-	(16)	(1,750)	(3,296)
Equities	(1,748)	(43,705)	(87,410)	(15,987)	(399,669)	(799,338)

	R$ thousand
	On December 31, 2017
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(8)	(1,931)	(3,482)	(63)	(14,873)	(26,345)
Price indexes	-	-	-	(10)	(1,269)	(2,394)
Equities	(1,351)	(33,783)	(67,567)	(17,825)	(445,615)	(891,231)

 (1) Values net of taxes.

The sensitivity analyses were carried out based on the scenarios prepared for the dates shown, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$3.87 a scenario of R$3.91 was used, while for a 1-year fixed interest rate of 6.55%, a 6.56% scenario was applied;

Scenario 2: 25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$3.87 a scenario of R$4.84 was used, while for a 1-year fixed interest rate of 6.55%, a 8.18% scenario was applied. The scenarios for other risk factors also had 25.0% stresses in the respective curves or prices; and

Scenario 3: 50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$3.87 a scenario of R$5.81 was used, while for a 1-year fixed interest rate of 6.55%, a 9.82% scenario was applied. The scenarios for other risk factors also had 50.0% stresses in the respective curves or prices.

Financial instruments not measured at fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2018
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	105,248,950	-	105,248,950	105,248,950
· Customers	-	-	381,797,390	381,797,390	380,387,076
Securities at amortized cost	90,337,827	50,758,010	5,827,822	146,923,659	140,604,738

Financial liabilities
Deposits from banks	-	-	248,216,967	248,216,967	247,313,979
Deposits from customers	-	-	340,512,921	340,512,921	340,748,196
Funds from issuance of securities	-	-	147,572,438	147,572,438	148,029,018
Subordinated debt	-	-	54,081,544	54,081,544	53,643,444

	R$ thousand
	On December 31, 2017
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	123,691,195	-	123,691,195	123,691,195
Held to maturity	29,182,489	11,963,782	-	41,146,271	39,006,118
Loans and receivables
· Banks (1)	-	32,247,724	-	32,247,724	32,247,724
· Customers (1)	-	-	346,633,592	346,633,592	346,758,099

Financial liabilities
Deposits from banks	-	-	285,716,505	285,716,505	285,957,468
Deposits from customers	-	-	261,760,442	261,760,442	262,008,445
Funds from issuance of securities	-	-	134,890,631	134,890,631	135,174,090
Subordinated debt	-	-	51,012,436	51,012,436	50,179,401

 (1)  Amounts of loans and receivables are presented net of the provision for impairment losses.

Below we list the methodologies used to determine the fair values presented above:

Loans and receivables

Fair values were estimated for groups of similar loans based upon type of loan, credit quality and maturity. Fair value for fixed-rate transactions was determined by discounted cash flow estimates using interest rates approximately equivalent to our rates for new transactions based on similar contracts. Where credit deterioration has occurred, estimated cash flows for fixed and floating-rate loans have been reduced to reflect estimated losses.

The fair values for performing loans are calculated by discounting scheduled principal and interest cash flows through maturity using market discount rates and yield curves that reflect the credit and interest rate risk inherent to the loan type at each reporting date.

The fair values for impaired loans are based on discounting cash flows or the value of underlying collateral.

The non-performing loans were allocated into each loan category for purposes of calculating the fair-value disclosure. Assumptions regarding cash flows and discount rates are based on available market information and specific borrower information.

Bonds and securities at amortized cost

Financial assets are carried at amortized cost. Fair values are estimated according to the assumptions described in Note 2(d). See Note 28 and 29 for further details regarding the amortized cost and fair values of held-to-maturity securities.

Deposits from banks and customers

The fair value of fixed-rate deposits with stated maturities was calculated using the contractual cash flows discounted with current market rates for instruments with similar maturities and terms. For floating-rate deposits, the carrying amount was considered to approximate fair value.

Funds from securities issued

The carrying values of funds from securities issued approximate the fair values of these instruments.

Subordinated debt

Fair values for subordinated debts were estimated using a discounted cash flow calculation that applies interest rates available in the market for similar maturities and terms.

3.5.   Independent Model Validation

The main purpose of the Independent Model Validation Area - AVIM is to verify if the models operate according to the objectives envisaged, as well as if its results are suitable for the uses for which they are intended.

The Independent Model Validation adopts a methodology that includes quantitative and qualitative dimensions, assessing the adequacy of processes of governance, construction of models and their assumptions, and use and monitoring of the models, which are:

Qualitatives

•         Scope of the Model: scope or coverage of the model, which encompasses the purpose for which it is intended, the type of risk involved, the companies exposed to this risk, the portfolios, products, segments, channels, etc.;

•         Application of the Model: aspects relating to the use of the model, which includes the definition of the model, the reasonableness in the use of the factors of the model, and the flow and timeliness of information for decision making; and

•         Technological Environment and Consistency of Data: structure of systems and controls involved in the calculations performed by the model and the process in which the model is inserted. It also encompasses the consistency of data, considering the features of version control and access, backup, traceability, changes of parameters, quality of data, contingency of systems and automated controls.

Quantitatives

•         Measuring System: challenge to the procedures for measurement of risk, both basis and stress, encompassing the definition, implementation and validation of the method, consisting of the methodology, assumptions, parameters, calculation routine, input data and results; and

•         Backtesting: statistical procedure used to assess the adherence of the model by comparing the values estimated by the model and the values observed over a period of time, previously defined. It includes methodological aspects of formalization and use for the improvement of the model.

For the implementation of its activities, the AVIM may use structures already deployed and ingrained in the Organization with the aim of avoiding the overlap of functions. Its results are reported to the managers and to the Integrated Risk Management and Capital Allocation Committee.

3.6.   Capital management

Capital Management Corporate Process

The Capital Management provides the conditions required to meet the Organization's strategic goals to support the risks inherent to its activities. It includes the preparation of the capital plan, identifying the contingency actions to be considered in stress scenarios.

In line with the strategic guidelines, the Organization manages capital, involving the control and business areas, in accordance with the guidelines of the Board of Executive Officers and Board of Directors.

The governance structure for the capital management and the Internal Capital Adequacy Assessment Process (ICAAP) is composed by Committees and its highest level body is the Board of Directors. The most important is the Planning, Budget and Control Department - DPOC, whose mission is to provide the efficient and effective management of the business through strategic management and planning. The DPOC supports the Senior Management by providing analyses and projections of capital requirements and availability, identifying threats and opportunities that help plan the sufficiency and optimization of capital levels. The Department is responsible for complying with the provisions of Central Bank of Brazil regarding capital management activities.

Capital Adequacy

The RC adequacy is verified daily to ensure that the Organization maintains a solid capital base in normal situations or in extreme market conditions and complying with regulatory requirements.

The determination of the Central Bank of Brazil is that the financial institutions permanently maintain capital and additional Common Equity Tier I (Conservation, Countercyclical and Systemic) compatible with the risks from their activities. The risks are represented by Risk-Weighted Asset (RWA), which is calculated based on, at least, the sum of Credit, market and operational risk components.

Additionally, the Organization must maintain enough capital to meet the interest rate risk from operations not included in the trading portfolio (Banking Portfolio's interest rate risk), calculated using the EVE (Economic Value Equity) method.

Analysis of Reference Equity (PR)

Following is the detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31
	2018	2017
	Prudential
Tier I capital	90,322,147	80,084,744
Common equity	81,090,060	75,079,777
Shareholders' equity	121,120,869	110,457,476
Minority / Other	169,606	68,072
Prudential adjustments (1)	(40,200,415)	(35,445,771)
Additional Capital (3)	9,232,087	5,004,967
Tier II capital	27,618,026	24,588,090
Subordinated debts (Resolution No. 4.192/13)	22,416,933	16,947,024
Subordinated debts (prior to Resolution No. 4.192/13)	5,201,093	7,641,066
Reference Equity (a)	117,940,173	104,672,834

- Credit risk	598,057,619	554,928,771
- Market risk	10,407,258	8,908,205
- Operational risk	53,150,786	47,605,162
Risk-weighted assets - RWA (b)	661,615,663	611,442,138
Banking Book's Interest Rate Risk	5,180,343	3,527,467
Margin (Capital Buffer) (2)	34,911,835	34,226,583
Basel ratio (a/b)	17.8%	17.1%
Tier I capital	13.7%	13.1%
- Principal capital	12.3%	12.3%
- Additional capital	1.4%	0.8%
Tier II capital	4.2%	4.0%

 (1) As from January 2018, the factor applied to prudential adjustments went from 80% to 100%, according to the timeline for application of deductions of prudential adjustments, defined in Article 11 of Resolution No. 4,192/13. Includes the positive effects of Resolution No. 4,680/18, reducing the impact of deferred tax assets arising from tax losses;
(2) Margin: Minimum (PR - PRE; PR Level I - RWA*6%; PR - RWA*4.5%) - Additional Common Equity; and
(3) Authorization of subordinated debts to compose Tier I in the amount of R$4,179 thousand (R$1,737 thousand in December 2018 and R$2,442 thousand in January 2019).

Breakdown of Risk-Weighted Assets (RWA)

Below is the detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate, regulatory approach:

RWA	R$ thousand
	On December 31
	2018	2017
	Prudential
Credit risk	598,057,619	554,928,771
Risk Weight of 0%	-	-
Risk Weight of 2%	83,052	314,012
Risk Weight of 20%	3,229,634	2,224,147
Risk Weight of 35%	11,393,716	10,208,602
Risk Weight of 50%	32,072,200	25,635,506
Risk Weight of 75%	130,208,551	114,553,059
Risk Weight of 85%	115,191,858	105,938,759
Risk Weight of 100%	265,578,016	261,909,360
Risk Weight of 250%	30,408,772	28,139,531
Risk Weight of 300%	6,634,117	2,920,531
FORMULA (1)	3,250,205	-
Risk Weight up to 1,250%	7,498	3,085,264
Market Risk (2)	10,407,258	8,908,205
Fixed-rate in Reais	3,621,542	5,696,584
Foreign Currency Coupon	6,949,809	838,259
Price Index Coupon	1,399,478	1,756,973
Equities	1,087,814	637,924
Commodities	757,438	449,546
Exposure to Gold, Foreign Currencies and Exchange	4,424,487	3,657,957
Operational Risk	53,150,786	47,605,162
Corporate Finance	1,655,552	1,369,491
Trading and Sales	2,443,551	1,667,449
Retail	10,032,258	9,308,681
Commercial	23,508,471	21,518,843
Payment and Settlement	6,834,660	6,132,749
Financial Agent Services	4,055,903	3,628,257
Asset Management	4,465,702	3,827,848
Retail Brokerage	154,689	151,844
Total Risk Weighted Assets	661,615,663	611,442,138
Total Capital Requirement	(57,064,351)	(56,558,398)
Banking Book's Interest Rate Risk	(5,180,343)	(3,527,467)

Additional Common equity (ACPS) (3)	15,713,372	9,171,632
ACP Conservation	12,405,294	7,643,027
ACP Systemic	3,308,078	1,528,605

 (1) For purposes of calculation of the market risk, Circular Letters No. 3,848 (DLO accounts 535,01 and 530,22) and No. 3,849 (DLO accounts 530,22) of Central Bank of Brazil were used;

(2) For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil; and

(3) In 2018, the value of the conservation ACP represents 1.875% of the amount of RWA. The systemic ACP represents 0.50% of the amount of RWA Systemic Relevance Factor determined according to Circular Letter No. 3,768 of the Central Bank of Brazil - Total Exposure and GDP of the year before last in relation to the base date: R$1.1 trillion and R$6.3 trillion, respectively. The contracyclical ACP remained at 0% of the amount of RWA, pursuant to Communication No. 32,139 of Central Bank of Brazil, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$528.3 billion in Brazil.

Capital Sufficiency

The capital management process is aligned with the strategic planning and is forward looking, anticipating any changes in the economic and commercial environment conditions in which we operate.

The Organization's capital management aims at permanently ensuring a sound capital composition to support the development of its activities and to ensure adequate coverage of risks incurred. The Organization maintains a managerial capital margin (buffer), which is added to the minimum regulatory requirements.

The management buffer is defined according to the leading practices and regulatory requirements, observing aspects such as additional impacts generated by stress scenarios, qualitative risks and risks not captured by the regulatory model.

The Organization considers it comfortable to maintain a Tier I Capital margin of at least 25% in relation to the minimum capital requirements in the medium and long term, pursuant to the schedule established by the Central Bank of Brazil for the full adoption of Basel III guidelines.

The Organization's regulatory capital sufficiency can be seen by calculating the capital adequacy ratio which in this period was 17.8%, of which 13.7% and 12.3% was Tier I Capital and Common Equity respectively. In terms of margin, the amount totaled R$34,911,835 thousand, which would allow for an increase of up to R$557,737,318 thousand in loan operations (considering the current composition of the portfolio).

It is important to highlight that since January 2015, according to the CMN Resolution No. 4,192/13 which deals with the methodology for calculating the ratios of Common Equity, Tier 1 and Reference Equity, the regulatory scope became the Prudential Conglomerate.

Capital Forecast

The capital management area is responsible for making simulations and projections of the Organization's capital, in accordance with the strategic guidelines, the impacts arising from variations and trends of the economic and business environment as well as regulatory changes. The results from the projections are submitted to the Senior Management, pursuant to the governance established.

The projections for the next three years present adequate levels of Capital indices, considering the incorporation of net profits and increase of regulatory requirements according to the timeline defined by CMN Resolution 4,193 for subsequent periods, also contemplating the additional common equity.

3.7.    Insurance risk/subscription risk

Insurance risk is the risk  related to a possible loss event that may occur in the future and for which there is uncertainty over the amount of damages that result from it. A component of insurance risk is underwriting risk, which arises from an adverse economic situation not matching the Organization's expectations at the time of drafting its underwriting policy and calculating insurance premiums. In short, it refers to the risk of the frequency or severity of loss events or benefits exceeding the Organization's estimates.

Underwriting risk is managed by the Technical Department. Underwriting and risk acceptance policies are periodically evaluated by working groups. In addition, one of the main tasks of the Board of Risk Management, Internal Controls and Compliance, an integral part of the structure of risk management, is the calculation of regulatory capital for these businesses and certifies studies on the pricing of new products.

The management process seeks to diversify insurance operations, aiming to excel at balancing the portfolio, and is based on the grouping of risks with similar characteristics in order to reduce the impact of individual risks.

Uncertainties over estimated future claim payments

Claims are due as they occur. The Organization must indemnify all covered events that occurred during the policy period, even if a loss is discovered after coverage ends. As a result, claims are reported over a period and a significant portion are accounted for in the Provisions for Claims Incurred but Not Reported (IBNR). The estimated cost of claims includes direct expenses to be incurred when settling them.

Giving the uncertainties inherent to the process for estimating claims provisions, the final settlement may be different than the original provision.

Asset and liability management (ALM)

The Organization periodically analyzes future cash flows on assets and liabilities held in portfolio (ALM - Asset Liability Management). The method used for ALM analysis is to observe the sufficiency or insufficiency of the present value of the stream of assets in relation to the present value of the stream of liabilities, and the duration of assets in relation to that of liabilities. The aim is to verify that the situation of the portfolio of assets and liabilities is balanced in order to honor the Organization's future commitments to its participants and insured persons.

The actuarial assumptions used to generate the flow of liabilities are in line with actuarial practices and also with the characteristics of the Organization's product portfolio.

Risk management by product

Monitoring the insurance contract portfolio enables us to track and adjust premiums practiced, as well as assess the need for alterations. Other monitoring tools in use include: (i) sensitivity analysis, and (ii) algorithmic checks and corporate system notifications (underwriting, issuance and claims).

The main risks associated with property insurance

•       Oscillations in the incidence, frequency and severity of the claims and the indemnifications of claims in relation to the expectations;

•       Unpredictable claims arising from an isolated risk;

•       Inaccurate pricing or inadequate underwriting of risks;

•       Inadequate reinsurance policies or risk transfer techniques; and

•       Insufficient or excessive technical provisions.

Generally the property insurance underwritten is of short duration.

The underwriting strategies and goals are adjusted by management and informed through internal guidelines and practice and procedure manuals.

The risks inherent to the main property insurance business lines are summarized as follows:

•         Auto insurance includes, among other things, physical damage to the vehicle, loss of the insured vehicle, third-party liability insurance for vehicles and personal accident for passengers; and

•         Business, home and miscellaneous insurance includes, among other things, fire risks (e.g. fire, explosion and business interruption), natural disasters (earthquakes, storms and floods), engineering lines (explosion of boilers, breakdown of machinery and construction) and marine (cargo and hull) as well as liability insurance.

Property insurance risk management

The Organization monitors and evaluates risk exposure and undertakes the development, implementation and revision of guidelines related to underwriting, treatment of claims, reinsurance and constitution of technical provisions. The implementation of these guidelines and the management of these risks are supported by the technical departments of each risk area.

The Technical Department has developed mechanisms, e.g. risk grouping by CPF, CNPJ (Individual and Corporate Taxpayer's ID) and risky addresses, that identify, quantify and manage accumulated exposures in order to keep them within the limits defined in the internal guidelines.

The main risks associated with life insurance and private pension plans

Life insurance and private pension plans are long-term in nature and, accordingly, various actuarial assumptions are used to manage and estimate the risks involved, such as: assumptions about returns on investments, longevity, mortality and persistence rates in relation to each business unit. Estimates are based on historical experience and on actuarial expectations.

The risks associated with life insurance and private pension plans include:

•       Biometric risks, which includes mortality experience, adverse morbidity, longevity and disability. The mortality risk may refer to policyholders living longer than expected (longevity) or passing away before expected. This is because some products pay a lump sum if the person dies, and others pay regular amounts while the policyholder is alive;

•       Policyholder's behavior risks, which includes persistence rate experience. Low persistence rates for certain products may result in less policies/private pension plan agreements remaining contracted to help cover fixed expenses and may reduce future positive cash flows of the underwritten business. A low persistence rate may affect liquidity of products which carry a redemption benefit;

•       Group life-insurance risk results from exposure to mortality and morbidity rates and to operational experience worse than expected on factors such as persistence levels and administrative expenses; and

•       Some Life and Pension Plan products have pre-defined yield guarantees, and thereby face risk from changes in financial markets, returns on investments and interest rates that are managed as a part of market risk.

Life insurance and private pension plan risk management

•       The Organization monitors and assesses risk exposure and is responsible for developing, implementing and reviewing policies relating to underwriting, processing claims, and technical reserves for insurance purposes. Implementation of these policies and management of these risks are supported by the Technical Department;

•       The Technical Department has developed mechanisms, such as statistical reports and performance by type that identify, quantify and manage accumulated exposures to keep them within limits defined by internal policies;

•       Longevity risks are carefully monitored in relation to the most recent data and to the trends in the environments in which the Organization operates. Management monitors exposure to this risk and the capital implications of it in order to manage the possible impacts, as well as to ensure that business has the capital that it may require. The Management adopts improvement assumptions in its calculation of technical provisions in order  to predict and thus be covered for possible impacts generated by the improvement in life expectancy of the insured/assisted population;

•       Mortality and morbidity risks are partially mitigated through reinsurance contracts for catastrophes;

•       Persistency risk is managed through frequent monitoring of the Organization's experience. Management has also defined rules on the management and monitoring of persistence and the implementation of specific initiatives to improve the renewal of policies that expire; and

•       The risk of a high level of expenses is primarily monitored through the evaluation of the profitability of the business units and the frequent monitoring of expense levels.

The main risks associated with health insurance

•       Variations in cause, frequency and severity of indemnities of claims compared to expectations;

•       Unforeseen claims resulting from isolated risk;

•       Incorrect pricing or inadequate subscription of risks; and

•       Insufficient or overvalued technical provisions.

For individual health insurance, for which certain provisions are calculated based on expected future cash flows (difference between expected future claims and expected future premiums), there are a number of risks, in addition to those cited above, such as biometric risk, including mortality and longevity experience and the insured's behavioral risk, which covers persistency experience, as well as interest-rate risk that is managed as a part of market risk.

Management of health insurance risk

•       The Organization monitors and evaluates risk exposure and is responsible for the development, implementation and review of policies that cover subscription, treatment of claims and technical insurance provisions. The implementation of these policies and management of risks are supported by the Superintendent of Actuary and Statistics;

•       The Superintendent of Actuary and Statistics has developed mechanisms, such as statistical reports and performance by type that identify, quantify and manage accumulated exposure in order to keep it within the limits defined by internal policies;

•       Longevity risk is carefully monitored using the most recent data and tendencies of the environment in which the Organization operates. Management monitors exposure to this risk and its capital implications in order to manage possible impacts, as well as the funding that the future business needs;

•       Persistency risk is managed through the frequent management of the Organization's experience. Management has also established guidelines for the management of persistency in order to monitor and implement specific initiatives, when necessary, to improve retention of policies; and

•       The risk of elevated expenses is primarily monitored through the evaluation of the profitability of business units and the frequent monitoring of expense levels.

Results of sensitivity analysis - Property, Life and Health Insurance and Life with Survival and Welfare Coverage and Individual Life Insurance

Some test results are shown below. For each sensibility scenario the impact is shown in the income and shareholders' equity after taxes and contributions, in a reasonable and possible change in just a single factor. We emphasize that the insurance operations are not exposed to significant currency risk.

Sensitivity factor	Description of sensitivity factor applied
Interest rate	Effect of lowering the risk free forward yield curve rate
Loss events	Impact on the business of increased loss events and claims
Longevity (improvement)	Impact of an improved survival estimates on annuity contracts
Conversion to income	Impact on annuity contracts of a higher rate of conversion to income

The sensitivity test for Life Insurance with Survival, Welfare Coverage and Individual Life Insurance was made considering the same bases and groupings of the TAP test with variation in the assumptions listed below:

	R$ thousand
	On December 31, 2018
	Interest rate	Longevity	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 b.p.

Traditional plans (contributing period)	(2,306)	(263)	(4,882)
PGBL and VGBL (contributing period)	(7,502)	(1,166)	(27,316)
All plans(retirement benefit period)	(125,864)	(46,742)	-
Total	(135,672)	(48,171)	(32,198)

For property, life and health insurance, except individual life, the table below shows increase in the events/claims were to rise 1 percentage point over the 12 months from the calculation base date.

	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31		On December 31
	2018	2017	2018	2017
Auto	(21,721)	(22,347)	(21,721)	(22,347)
RE (Elementary branch)	(8,366)	(9,940)	(7,980)	(8,893)
Life	(29,633)	(28,146)	(29,541)	(28,050)
Dental	(3,941)	(3,495)	(3,941)	(3,495)
Health	(104,574)	(97,923)	(104,574)	(97,923)

Limitations of sensitivity analysis

Sensitivity analyses show the effect of a change in an important premise while other premises remain unchanged. In real situations, premises and other factors may be correlated. It should also be noted that these sensitivities are not linear and therefore greater or lesser impacts should not be interpolated or extrapolated from these results.

Sensitivity analyses do not take account of the fact that assets and liabilities are managed and controlled. Additionally, the Organization's financial position may vary with any movement occurring in the market. For example, the risk management strategy aims to manage exposure to fluctuations in the market. As investment markets move through various levels, management initiatives may include sales of investments, altered portfolio allocations, and other protective measures.

Other limitations of the sensitivity analyses include the use of hypothetical market movements to show the potential risk, which only represents Management's view of possible market changes in the near future, which cannot be foreseen with certainty, and they also assume that all interest rates move in the same manner.

Risk concentration

Potential exposures are monitored, analyzing certain concentrations in some type of insurance. The table below shows risk concentration by type of insurance (except health and dental), based on net premiums, net of reinsurance:

Premium issued by branch, net of cancellation	R$ thousand
	On December 31
	2018	2017
Auto	3,987,645	4,086,705
RE (Elementary branch)	1,485,537	1,525,848
Traditional plans	1,892,855	1,788,420
Life insurance	7,041,906	6,904,576
VGBL	23,492,119	28,650,153
PGBL	2,461,808	3,301,623

Credit risk of insurance

Credit risk consists of the possible incurrence of losses associated with non-performance, by the borrower or counterparty, of its financial obligations according to agreed terms, as well as the fall in value of any credit agreement as a result of deterioration in the risk classification of the borrower, and other losses related to any non-performance of financial obligations by the counterparty.

Reinsurance policy

No matter how conservative and selective insurers are in the choice of their partners, the purchase of reinsurance presents, naturally embedded in its operation, a credit risk. However, in Brazil this risk has relatively decreased due to current legal laws and regulations, once insurers should operate with reinsurers registered with SUSEP, that are classified as local, admitted or occasional. Reinsurers classified as admitted and occasional, headquartered abroad, must meet specific minimum requirements set forth in current legislation.

The Bradesco Organization's policy for purchasing reinsurance and approval of reinsurers are the responsibility of the Board of Executive Officers, observing to the minimum legal requirements and regulations, some of them aimed at minimizing the credit risk intrinsic to the operation, and considering the shareholders' equity consistent with amounts transferred.

Another important aspect of managing reinsurance operations is the fact that the Organization aims to work within its contractual capacity, thereby avoiding the frequent purchases of coverages in optional agreements and higher exposures to the credit risk.

Practically, all property damage portfolios, except automotive, are hedged by reinsurance which, in most cases, is a combination of proportional and non-proportional plans by risk and/or by event.

Currently, part of the reinsurance contracts (proportional and non-proportional) are transferred to IRB Brasil Resseguros S.A. Some admitted reinsurers participate with lower individual percentages, but all have minimum capital and rating higher than the minimum established by the Brazilian legislation, which, in Management's judgment, reduces the credit risk.

Credit risk management

Credit risk management in the Organization is a continuous and evolving process including the mapping, development, evaluation and diagnosis of existing models, instruments and procedures that requires a high level of discipline and control in the analysis of operations to preserve the integrity and independence of processes.

As noted above, credit risk is managed at the corporate level using structured, independent internal procedures based on proprietary documentation and reports, duly assessed by the risk management structures of Organization, and based on the gradual deployment of internal models for the determination, measurement and calculation of capital.

Exposure to insurance credit risk

Management believes that maximum exposure to credit risk arising from premiums to be paid by insured parties is low, since, in some cases, coverage of claims may be canceled (under Brazilian regulations), if premiums are not paid by the due date. Exposure to credit risk for premium receivables differs between risks yet to be incurred and risks incurred, since there is higher exposure on incurred-risk lines for which coverage is provided in advance of payment of the insurance premium.

The Organization is exposed to concentrations of risk with individual reinsurance companies, due to the nature of the reinsurance market and strict layer of reinsurance companies with acceptable loan ratings. The Organization manages the exposures of its reinsurance counterparties, limiting the reinsurance companies that may be used, and regularly assessing the default impact of the reinsurance companies.